Consolidated Statements of Changes in Shareholders' Equity - CAD ($) shares in Thousands, $ in Millions	Total	Class B Non-Voting Shares	Issued capital Class A Voting Shares	Issued capital Class B Non-Voting Shares	Retained earnings	FVTOCI investment reserve	Hedging reserve	Equity investment reserve
Shareholders' equity, beginning balance at Dec. 31, 2022	$ 10,092		$ 71	$ 397	$ 9,816	$ 672	$ (872)	$ 8
Number of shares, beginning balance at Dec. 31, 2022			111,152	393,773
Net income for the year	849				849
Other comprehensive income (loss):
Defined benefit pension plans, net of tax	(147)				(147)
FVTOCI investments, net of tax	(322)					(322)
Derivative instruments accounted for as hedges, net of tax	(512)						(512)
Share of equity-accounted investments, net of tax	2							2
Other comprehensive loss for the year	(979)				(147)	(322)	(512)	2
Comprehensive income (loss) for the year	(130)				702	(322)	(512)	2
Reclassification to retained earnings for disposition of FVTOCI investments	0				367	(367)
Transactions with shareholders recorded directly in equity:
Dividends declared (note 26)	(1,046)				(1,046)
Shares issued as settlement of dividends (note 26)	74			$ 74
Shares issued as consideration (note 3)	1,450			$ 1,450
Shares issued as consideration (note 3) (in shares)				23,641
Total transactions with shareholders	478		$ 0	$ 1,524	(1,046)
Total transactions with shareholders (in shares)			0	25,096
Shareholders' equity, ending balance at Dec. 31, 2023	10,440		$ 71	$ 1,921	9,839	(17)	(1,384)	10
Number of shares, ending balance at Dec. 31, 2023			111,152	418,869
Transactions with shareholders recorded directly in equity:
Shares issued as settlement of dividends (note 26) (in shares)		1,244		1,455
Net income for the year	1,734				1,734
Defined benefit pension plans, net of tax	129				129
FVTOCI investments, net of tax	10					10
Derivative instruments accounted for as hedges, net of tax	(1,167)						(1,167)
Share of equity-accounted investments, net of tax	0
Other comprehensive loss for the year	(1,028)				129	10	(1,167)	0
Comprehensive income (loss) for the year	706				1,863	10	(1,167)	0
Dividends declared (note 26)	(1,068)				(1,068)
Share price change on DRIP dividends	(4)				(4)
Shares issued as settlement of dividends (note 26)	329			$ 329
Total transactions with shareholders	(743)		$ 0	$ 329	(1,072)
Total transactions with shareholders (in shares)			0	6,080
Shareholders' equity, ending balance at Dec. 31, 2024	$ 10,403		$ 71	$ 2,250	$ 10,630	$ (7)	$ (2,551)	$ 10
Number of shares, ending balance at Dec. 31, 2024			111,152	424,949
Transactions with shareholders recorded directly in equity:
Shares issued as settlement of dividends (note 26) (in shares)		1,943		6,080